August 24, 2005


VIA EDGAR
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Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

      Re:   Van Eck Worldwide Insurance Trust
            File Nos. 033-13019 and 811-05083
            Post-Effective Amendment No. 30
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Ladies and Gentleman:

      Transmitted herewith for filing pursuant to the Securities Act of 1933, as amended ("1933 Act"), and Rule 485(b)(1)(iii) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, on behalf of Van Eck Worldwide Insurance Trust (the "Company") is Post-Effective Amendment No. 30 to the Company's currently effective Registration Statement on Form N-1A (the "Amendment"). This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Company.

      The sole purpose of this filing is to delay the effective date of the Registrant's Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A filed with the Securities and Exchange Commission on June 27, 2005 to September 25, 2005.

      The Company intends to update the prospectuses and SAIs to include other non-material changes in a filing before September 25, 2005 pursuant to Rule 485(b).

      If you have any questions or comments concerning this filing, please do not hesitate to contact me at 212-293-2031.

                                    Very truly yours,

                                    /s/ Patricia A. Maxey

                                    Patricia A. Maxey


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